Long-Term Debt and Financial Liabilities, Loan dated March 6, 2015 (Details) $ in Thousands			12 Months Ended
	Jul. 28, 2016 Payment	Mar. 06, 2015 USD ($)	Dec. 31, 2018 USD ($) Installment	Dec. 31, 2017 USD ($)	Dec. 23, 2015
Secured Credit Facilities [Abstract]
Principal amount outstanding			$ 198,607	$ 196,450
Loan Agreement dated March 6, 2015 [Member]
Secured Credit Facilities [Abstract]
Borrowing capacity		$ 8,750
Percentage of net income limit for declaring dividends		50.00%
Term to meet consolidated installment and debt interest payments			18 months
Number of consecutive payment installments that can be partially deferred | Payment	4
Percentage of excess earnings to be applied towards payment of deferred installments	80.00%
Principal amount outstanding			$ 5,703
Number of consecutive payment installments | Installment			5
Frequency of periodic payment			Quarterly
Installment payment			$ 250
Balloon payment			$ 4,453
Maturity date			Mar. 17, 2020
Loan Agreement dated March 6, 2015 [Member] | Minimum [Member]
Secured Credit Facilities [Abstract]
EBITDA to net interest expense ratio					2
Corporate leverage ratio on December 31, 2018			0.85
Corporate leverage ratio on March 31, 2019			0.80
Corporate leverage ratio starting from June 1, 2019			0.75
Market value of Leadership to total facility outstanding ratio			1.25
Loan Agreement dated March 6, 2015 [Member] | Maximum [Member]
Secured Credit Facilities [Abstract]
Leverage ratio					0.75
EBITDA to net interest expense ratio until March 31, 2019			1.2
EBITDA to net interest expense ratio from April 1, 2019 thereafter			2
Loan Agreement dated March 6, 2015 [Member] | LIBOR [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate		3.75%